Amortization Expense Included in Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 364	$ 363
Cost of revenue
Finite Lived Intangible Assets [Line Items]
Amortization expense	112	112
Selling and Marketing Expense
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 252	$ 251